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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL  60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Deanna B. Marotz              Chief Compliance Officer             (312)913-3953
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                  /s/Deanna B. Marotz
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                  July 19, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total: $1,629,295
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group, Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ACUITY BRANDS, INC.    COMMON         00508Y102    18,376       680,600             X            1                608,500     72,100
AIRGAS, INC.           COMMON         009363102    46,082     1,927,300             X            1              1,722,900    204,400
ALBANY INTERNATIONAL   COMMON         012348108    22,901       682,400             X            1                610,200     72,200
 CORP.
AMERUS GROUP CO.       COMMON         03072M108    21,735       525,000             X            1                469,000     56,000
AMETEK, INC.           COMMON         031100100    24,807       802,800             X            1                718,600     84,200
APRIA HEALTHCARE       COMMON         037933108    18,609       648,400             X            1                579,100     69,300
 GROUP INC.
ASSET ACCEPTANCE       COMMON         04543P100    18,416     1,083,300             X            1                968,600    114,700
 CAPITAL
ASSURED GUARANTY LTD   COMMON         G0585R106    19,501     1,150,500             X            1              1,028,800    121,700
BEARINGPOINT, INC.     COMMON         074002106    24,456     2,757,200             X            1              2,467,400    289,800
BENCHMARK ELECTRONICS, COMMON         08160H101    21,185       728,000             X            1                651,100     76,900
 INC.
BORDERS GROUP, INC.    COMMON         099709107    28,299     1,207,300             X            1              1,080,600    126,700
CBRL GROUP, INC.       COMMON         12489V106    34,499     1,118,280             X            1              1,000,280    118,000
CENTENE CORPORATION    COMMON         15135B101    20,890       541,900             X            1                484,300     57,600
CERIDIAN CORPORATION   COMMON         156779100    14,881       661,400             X            1                591,300     70,100
CLARK, INC.            COMMON         181457102    13,165       709,700             X            1                634,400     75,300
COMMERCE BANCSHARES,   COMMON         200525103    32,967       717,540             X            1                641,697     75,843
 INC.
CONSECO, INC.          COMMON         208464883    17,814       895,200             X            1                800,400     94,800
CRANE CO.              COMMON         224399105    26,211       835,000             X            1                746,700     88,300
CURTISS-WRIGHT         COMMON         231561101    26,274       467,600             X            1                419,000     48,600
 CORPORATION


CYTEC INDUSTRIES INC.  COMMON         232820100    18,471       406,400             X            1                363,300     43,100
DAVITA INC.            COMMON         23918K108    40,649     1,318,500             X            1              1,179,900    138,600
DEL MONTE FOODS        COMMON         24522P103    20,981     2,065,100             X            1              1,848,600    216,500
 COMPANY
DELPHI FINANCIAL       COMMON         247131105    37,046       832,484             X            1                744,911     87,573
 GROUP, INC.
DIRECT GENERAL         COMMON         25456W204    18,266       566,204             X            1                506,204     60,000
 CORPORATION
ELECTRONICS FOR        COMMON         286082102    16,790       594,128             X            1                530,866     63,262
 IMAGING, INC.
FLOWSERVE CORP.        COMMON         34354P105    23,623       947,200             X            1                850,100     97,100
FURNITURE BRANDS       COMMON         360921100    32,467     1,296,100             X            1              1,160,000    136,100
 INTERNATIONAL
GILDAN ACTIVEWEAR INC. COMMON         375916103    16,546       576,500             X            1                515,000     61,500
HUGHES SUPPY, INC.     COMMON         444482103    27,762       471,100             X            1                422,400     48,700
IDEX CORP.             COMMON         45167R104    28,957       843,000             X            1                757,500     85,500
IKON OFFICE SOLUTIONS, COMMON         451713101    24,166     2,106,900             X            1              1,885,500    221,400
 INC.
INTERPOOL, INC.        COMMON         46062R108    14,839       896,600             X            1                797,300     99,300
INVESTMENT TECHNOLOGY  COMMON         46145F105    19,848     1,551,800             X            1              1,388,100    163,700
 GROUP, I
JACUZZI BRANDS, INC.   COMMON         469865109    15,101     1,873,600             X            1              1,676,600    197,000
JOURNAL COMMUNICATIONS COMMON         481130102    16,864       895,600             X            1                800,900     94,700
 INCORPORATED
KEMET CORP.            COMMON         488360108    16,853     1,379,100             X            1              1,238,300    140,800
KENNAMETAL INC.        COMMON         489170100    19,286       421,100             X            1                376,500     44,600
KEY ENERGY SERVICES,   COMMON         492914106    15,204     1,610,600             X            1              1,440,100    170,500
 INC.


LAIDLAW INTERNATIONAL, COMMON         50730R102    17,963     1,386,000             X            1              1,239,600    146,400
 INC.
LINENS 'N THINGS, INC. COMMON         535679104    27,006       921,400             X            1                824,500     96,900
MCG CAPITAL CORP.      COMMON         58047P107    20,584     1,338,330             X            1              1,197,474    140,856
MINERALS TECHNOLOGIES  COMMON         603158106    25,091       432,600             X            1                387,000     45,600
 INC.
NETBANK, INC.          COMMON         640933107    14,816     1,355,500             X            1              1,212,000    143,500
NEWFIELD EXPLORATION   COMMON         651290108    26,014       466,700             X            1                418,000     48,700
 COMPANY
PARK ELECTROCHEMICAL   COMMON         700416209    16,660       659,800             X            1                589,700     70,100
 CORP.
PENTAIR, INC.          COMMON         709631105    35,060     1,042,200             X            1                933,600    108,600
PIER 1 IMPORTS, INC.   COMMON         720279108    19,125     1,081,100             X            1                966,800    114,300
POLARIS INDUSTRIES     COMMON         731068102    21,888       456,000             X            1                407,600     48,400
 INC.
PROQUEST COMPANY       COMMON         74346P102    23,686       869,200             X            1                778,000     91,200
REINSURANCE GROUP OF   COMMON         759351109    17,467       429,690             X            1                384,690     45,000
 AMERICA
RUBY TUESDAY, INC.     COMMON         781182100    15,216       554,300             X            1                495,400     58,900
RYDER SYSTEM, INC.     COMMON         783549108    19,734       492,500             X            1                441,700     50,800
SCHOOL SPECIALTY, INC. COMMON         807863105    29,064       800,430             X            1                715,488     84,942
SCOTTISH RE GROUP      COMMON         g7885t104    24,313     1,045,700             X            1                935,400    110,300
 LIMITED
SELECTIVE INSURANCE    COMMON         816300107    18,150       455,125             X            1                407,347     47,778
 GROUP, INC.
SHAW GROUP INC         COMMON         820280105    20,008     1,975,100             X            1              1,766,200    208,900
SOURCE INTERLINK       COMMON         836151209    11,892     1,069,400             X            1                956,700    112,700
 COMPANIES, INC.


SPARTECH CORP.         COMMON         847220209    32,747     1,262,400             X            1              1,129,800    132,600
STERLING FINANCIAL     COMMON         859319105    11,442       359,029             X            1                321,009     38,020
 CORPORATION
SYNNEX CORPORATION     COMMON         87162W100    11,590       738,200             X            1                659,000     79,200
TECH DATA CORPORATION  COMMON         878237106    23,803       608,300             X            1                546,000     62,300
THE SCOTTS COMPANY     COMMON         810186106    20,716       324,300             X            1                289,700     34,600
THE TORO COMPANY       COMMON         891092108    25,085       358,000             X            1                320,100     37,900
TRIAD GUARANTY INC.    COMMON         895925105    13,807       237,234             X            1                213,352     23,882
TRIAD HOSPITALS, INC.  COMMON         89579K109    27,930       750,200             X            1                671,400     78,800
U.S.I. HOLDINGS        COMMON         90333H101    21,129     1,337,277             X            1              1,196,387    140,890
 CORPORATION
UNITED STATIONERS INC. COMMON         913004107    20,289       510,800             X            1                456,700     54,100
WATSON WYATT & COMPANY COMMON         942712100    20,414       766,000             X            1                685,600     80,400
WERNER ENTERPRISES,    COMMON         950755108    18,820       891,951             X            1                798,632     93,319
 INC.
WESTCORP               COMMON         957907108    26,734       588,200             X            1                527,600     60,600
YORK INTERNATIONAL     COMMON         986670107    27,923       679,900             X            1                608,500     71,400
 CORPORATION
eFUNDS CORPORATION     COMMON         28224R101    18,262     1,043,547             X            1                932,845    110,702
iSTAR FINANCIAL INC.   COMMON         45031U101    30,080       752,000             X            1                672,400     79,600
TOTAL                                           1,629,295